Portfolio of Investments November 30, 2025
NCA
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.0% (99.2% of Total Investments)
X 298,456,719 MUNICIPAL BONDS - 98.0%  (99.2% of Total Investments) X –
CONSUMER STAPLES - 0.6% (0.6% of Total Investments)
$ 70,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000% 06/01/49 $ 60,561
55,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5 .000 06/01/51 55,109
4,895,000 Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara County
Tobacco Securitization Corporation, Series 2007A
0 .000 06/01/41 1,799,905
TOTAL CONSUMER STAPLES 1,915,575
EDUCATION AND CIVIC ORGANIZATIONS - 3.3% (3.3% of Total Investments)
2,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Los Angeles County Museum of Natural History
Foundation, Series 2020
4 .000 07/01/50 1,934,366
1,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/43 1,006,099
335,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5 .000 06/01/59 271,799
125,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Lifeline Education Charter School Project, Series 2020A
5 .000 07/01/55 116,861
220,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016A
5 .000 07/01/46 220,031
1,425,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016C
5 .250 07/01/52 1,428,428
3,780,000 California State University, Systemwide Revenue Bonds, Series
2017A
5 .000 11/01/47 3,839,015
1,070,000 University of California, General Revenue Bonds, Series 2018AZ 5 .000 05/15/38 1,125,432
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 9,942,031
HEALTH CARE - 11.4% (11.6% of Total Investments)
4,105,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5 .000 11/15/46 4,131,264
1,000,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A
5 .000 11/15/36 1,038,351
2,045,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
4 .000 11/15/45 1,900,476
1,815,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/44 1,723,647
3,700,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/49 3,386,374
445,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2024A
5 .000 12/01/54 462,829
240,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2014A
5 .000 10/01/38 240,271
840,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B
5 .000 10/01/44 840,417
3,245,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series 2024A
5 .250 07/01/49 3,326,770
1,600,000 California Municipal Finance Authority, Revenue Bonds,
Community Health System, Series 2021A - AGM Insured
4 .000 02/01/51 1,468,638
2,000,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
4 .000 07/01/47 1,772,892
120,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/47 120,203
100,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/41 100,371
1,090,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .000 11/01/47 1,033,708

Portfolio of Investments November 30, 2025
(continued)
NCA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 400,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250% 11/01/47 $ 400,390
2,000,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5 .000 02/01/47 2,006,714
520,000 California Municipal Financing Authority, Certificates of
Participation, Palomar Health, Series 2022A
5 .250 11/01/52 536,105
1,000,000 California Statewide Communities Development Authority,
California, Redlands Community Hospital, Revenue Bonds, Series
2016
5 .000 10/01/46 1,003,575
150,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/34 150,409
5,800,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 5,800,588
1,000,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .500 12/01/58 1,004,876
245,000 California Statewide Community Development Authority, Health
Revenue Bonds, Enloe Medical Center, Refunding Series 2022A
- AGM Insured
5 .250 08/15/52 251,816
2,000,000 University of California Regents, Medical Center Pooled Revenue
Bonds, Series 2022P
5 .000 05/15/47 2,098,813
TOTAL HEALTH CARE 34,799,497
HOUSING/MULTIFAMILY - 9.9% (10.0% of Total Investments)
1,445,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000 02/01/56 965,734
2,190,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Junior Series
2021A-2
4 .000 08/01/47 1,686,238
1,650,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5 .000 02/01/50 1,073,482
1,285,000 (a) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 1,041,833
1,983,978 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2019-2
4 .000 03/20/33 2,035,737
1,770,877 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-1
3 .500 11/20/35 1,760,813
310,352 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series2019-1
4 .250 01/15/35 321,341
1,748,245 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Social Certificates Series 2023-1
4 .375 09/20/36 1,808,561
1,509,045 (b) California Municipal Finance Agency, Municipal Certificates,
Series 2025-2 Class A-1
4 .325 11/20/40 1,514,594
2,320,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Series 2021A-2
4 .000 04/01/56 1,778,570
800,000 (a) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Enclave Apartments, Senior Series 2022A-1
4 .000 08/01/58 608,110
125,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-1
3 .600 05/01/47 103,098
1,130,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-2
3 .250 05/01/57 778,806
1,465,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Senior
Lien Series 2021A
4 .000 10/01/56 1,206,144
2,005,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2
4 .000 10/01/56 1,666,893
2,820,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5 .000 01/01/54 2,570,739
2,120,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2
4 .000 10/01/56 1,627,233

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 220,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .000% 07/01/43 $ 172,724
950,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .125 07/01/56 619,935
405,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Social Series
2021A-2
4 .000 09/01/56 291,042
860,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Parallel-Anaheim Series 2021A
4 .000 08/01/56 773,089
530,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond,
Mezzanine Senior Series 2021B
4 .000 12/01/56 405,951
555,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series
2021A-2
3 .000 12/01/56 396,170
795,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Union South Bay, Series 2021A-2
4 .000 07/01/56 649,761
560,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-1
3 .000 06/01/47 393,801
2,035,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3 .125 06/01/57 1,229,308
2,080,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien
Series 2021A-1
3 .000 12/01/49 1,411,619
435,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4 .400 12/01/54 407,961
755,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4 .500 12/01/59 720,965
TOTAL HOUSING/MULTIFAMILY 30,020,252
LONG-TERM CARE - 0.1% (0.1% of Total Investments)
280,000 California Health Facilities Financing Authority, Insured Revenue
Bonds, Community Program for Persons with Developmental
Disabilities, Series 2011A
6 .250 02/01/26 280,821
TOTAL LONG-TERM CARE 280,821
TAX OBLIGATION/GENERAL - 23.4% (23.7% of Total Investments)
4,000,000 Anaheim Union High School District, Orange County, California,
General Obligation Bonds, 2014 Election Series 2019 - BAM
Insured
3 .000 08/01/40 3,637,562
10,000,000 Berkeley Unified School District, Alameda County, California,
General Obligation Bonds, Election of 2020 Series 2024D
4 .000 08/01/54 9,540,998
375,000 Butte-Glenn Community College District, Butte and Glenn
Counties, California, General Obligation Bonds, Election 2016
Series 2017A
5 .250 08/01/46 383,687
5,000 California State, General Obligation Bonds, Series 2013 5 .000 02/01/29 5,009
130,000 California State, General Obligation Bonds, Various Purpose
Series 2015
5 .000 08/01/34 130,194
2,000,000 California State, General Obligation Bonds, Various Purpose
Series 2018. Bid Group A/B
5 .000 10/01/48 2,058,886
5,000,000 California State, General Obligation Bonds, Various Purpose
Series 2023
5 .000 09/01/26 5,097,746
1,000,000 Chaffey Joint Union High School District, San Bernardino County,
California, General Obligation Bonds, Election 2012 Series
2017C
5 .250 08/01/47 1,016,173
5,000,000 Chino Valley Unified School District, San Bernardino County,
California, General Obligation Bonds, 2016 Election Series
2020B
5 .000 08/01/55 5,163,522
4,200,000 Corona-Norco Unified School District, Riverside County,
California, General Obligation Bonds, Election 2014, Series
2019C
4 .000 08/01/49 4,034,567

Portfolio of Investments November 30, 2025
(continued)
NCA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,000,000 Desert Community College District, Riverside County, California,
General Obligation Bonds, Election of 2016 Series 2024
4 .000% 08/01/51 $ 1,919,453
690,000 Los Angeles Community College District, California, General
Obligation Bonds, 2008 Election Series 2017J
4 .000 08/01/41 692,663
2,000,000 Marin Healthcare District, Marin County, California, General
Obligation Bonds, 2013 Election, Series 2015A
4 .000 08/01/40 1,998,552
519,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 479,921
5,000,000 San Diego Community College District, San Diego County,
California, General Obligation Bonds, Election of 2024, Series
2025A-1
4 .000 08/01/50 4,764,627
11,875,000 (c) San Mateo Union High School District, San Mateo County,
California, General Obligation Bonds, Election 2010 Series
2011A
0 .000 09/01/41 12,906,282
19,860,000 (c) Yosemite Community College District, California, General
Obligation Bonds, Capital Appreciation, Election 2004, Series
2010D
0 .000 08/01/42 17,411,657
TOTAL TAX OBLIGATION/GENERAL 71,241,499
TAX OBLIGATION/LIMITED - 9.0% (9.1% of Total Investments)
70,000 Brentwood Infrastructure Financing Authority, California,
Infrastructure Revenue Bonds, Refunding Subordinated Series
2014B
5 .000 09/02/36 70,036
1,000,000 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified
Series 2019
5 .000 08/01/44 1,044,136
165,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2016B
5 .000 09/02/46 165,569
400,000 Corona, California, Special Tax Bonds, Community Facilities
District 2018-1 Bedford, Series 2018A
5 .000 09/01/48 402,830
1,000,000 Los Angeles County Facilities Inc, California, Lease Revenue
Bonds, Vermont Corridor County Administration Building, Series
2018A
5 .000 12/01/51 1,026,891
4,000,000 Los Angeles County Metropolitan Transportation Authority,
California, Measure R Sales Tax Revenue Bonds, Senior Series
2016A
5 .000 06/01/39 4,040,412
2,300,000 Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Senior Lien
Series 2017A
5 .000 07/01/42 2,362,307
4,923,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 4,799,757
29,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 28,286
2,095,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 1,977,826
625,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Refunding Series 2022A-1 - AGM Insured
5 .250 09/01/52 661,887
135,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Special Tax Bonds, Community
Facilities District 7, Hunters Point Shipyard Phase One
Improvements, Refunding Series 2014
5 .000 08/01/39 135,212
5,000,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission Bay
North Redevelopment Project, Refunding Series 2016A - NPFG
Insured
5 .000 08/01/41 5,044,214
30,000 Signal Hill Redevelopment Agency, California, Project 1 Tax
Allocation Bonds, Series 2011
7 .000 10/01/26 30,091
1,000,000 Stockton Public Financing Authority, California, Revenue Bonds,
Arch Road East Community Facility District 99-02, Series 2018A
5 .000 09/01/33 1,031,081
765,000 Stockton Public Financing Authority, California, Revenue Bonds,
Arch Road East Community Facility District 99-02, Series 2018A
5 .000 09/01/43 775,440
1,335,000 Sulphur Springs Union School District, California, Special Tax
Bonds, Community Facilities District 2006-1, Series 2018
5 .000 09/01/43 1,349,955

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 195,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5 .750% 09/01/32 $ 203,440
2,185,000 Transbay Joint Powers Authority, California, Tax Allocation Bonds,
Senior Green Series 2020A
5 .000 10/01/45 2,199,754
TOTAL TAX OBLIGATION/LIMITED 27,349,124
TRANSPORTATION - 18.2% (18.4% of Total Investments)
1,000,000 Burbank-Glendale-Pasadena Airport Authority, California, Airport
Revenue Bonds, Senior Series 2024B - AGM Insured, (AMT)
4 .375 07/01/49 961,430
225,000 California Municipal Finance Authority, Special Facility Revenue
Bonds, United Airlines, Inc. Los Angeles International Airport
Project, Series 2019, (AMT)
4 .000 07/15/29 226,805
10,415,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2018C, (AMT)
5 .000 05/15/44 10,519,627
2,670,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2019D, (AMT)
5 .000 05/15/33 2,813,142
1,480,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2022A, (AMT)
5 .000 05/15/45 1,532,450
2,345,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT)
5 .250 07/01/58 2,443,203
3,075,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021A
4 .000 07/01/51 2,910,133
4,200,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5 .500 05/01/40 4,675,700
1,035,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A, (AMT)
5 .250 05/01/55 1,085,162
2,885,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A, (AMT)
5 .500 05/01/55 3,104,531
16,295,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Governmental Purpose
Second Series 2017B
5 .000 05/01/47 16,502,225
3,740,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Governmental
Purpose Series 2016C
5 .000 05/01/46 3,754,625
4,160,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT)
5 .000 05/01/43 4,216,055
665,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Refunding Senior Lien Toll Road Revenue
Bonds, Series 2021A
4 .000 01/15/50 611,817
100,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/44 100,046
TOTAL TRANSPORTATION 55,456,951
U.S. GUARANTEED - 1.3% (d)(1.3% of Total Investments)
795,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B, (Pre-
refunded 11/15/26)
5 .000 11/15/46 814,069
130,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A, (Pre-refunded 4/01/30)
4 .000 04/01/49 138,407
3,000,000 Chaffey Community College District, San Bernardino County,
California, General Obligation Bonds, Taxable Refunding Series
2019, (Pre-refunded 6/01/28)
4 .000 06/01/43 3,118,715
TOTAL U.S. GUARANTEED 4,071,191

Portfolio of Investments November 30, 2025
(continued)
NCA

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 20.8% (21.1% of Total Investments)
$ 1,375,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000% 07/01/37 $ 1,375,635
3,750,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 11/21/45 3,750,016
1,500,000 (a) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination
Project Pipeline, Refunding Series 2019
5 .000 07/01/39 1,542,062
2,815,000 (b) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5 .000 12/01/55 3,126,465
1,800,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5 .500 11/15/37 2,143,334
835,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2016B
5 .000 07/01/37 835,723
2,425,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2018D
5 .000 07/01/48 2,460,048
3,395,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2020B
5 .000 07/01/45 3,509,372
3,795,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022A
5 .000 07/01/51 3,899,083
560,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025A - BAM Insured
5 .000 07/01/53 584,537
10,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025C
5 .000 07/01/51 10,433,500
4,150,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2022B
5 .000 07/01/47 4,298,375
1,500,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2018B
5 .000 07/01/38 1,558,291
2,500,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C
5 .000 07/01/36 2,691,084
6,000,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C
5 .000 07/01/38 6,400,307
3,000,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6 .500 11/01/39 3,694,454
2,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 1,968,767
5,775,000 Riverside, California, Sewer Revenue Bonds, Refunding Series
2018A
5 .000 08/01/39 6,072,607
3,000,000 San Diego Public Facilities Financing Authority, California, Water
Utility Revenue Bonds, Refunding Subordinate Lien Series 2016B
5 .000 08/01/37 3,036,118
TOTAL UTILITIES 63,379,778
TOTAL MUNICIPAL BONDS
(Cost $295,265,775) 298,456,719
TOTAL LONG-TERM INVESTMENTS
(Cost $295,265,775) 298,456,719
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.8% (0.8% of Total Investments)
X 2,500,000 MUNICIPAL BONDS - 0.8%  (0.8% of Total Investments) X –
US GUARANTEED - 0.8% (0.8% of Total Investments)
$ 2,500,000 (e) BlackRock MuniHoldings California Quality Fund Inc, Series W-7,
LIQ: Barclays Bank PLC, (AMT)
3 .650 09/01/54 $ 2,500,000
TOTAL US GUARANTEED 2,500,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,500,000) 2,500,000
TOTAL INVESTMENTS - 98.8%
(Cost $297,765,775) 300,956,719
OTHER ASSETS & LIABILITIES, NET - 1.2% 3,802,286
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 304,759,005

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
AMT Alternative Minimum Tax
LIQ Liquidity Agreement
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $37,324,994 or 12.4% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
NCA
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 298,456,719 $ – $ 298,456,719
Short-Term Investments:
Municipal Bonds – 2,500,000 – 2,500,000
Total $ – $ 300,956,719 $ – $ 300,956,719